UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Tiger Consumer Management LLC
Address:  101 Park Avenue
          New York, NY 10178

13 File Number: 028-12273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Tarrab
Title:    Chief Financial Officer
Phone:    (212) 984-2378

Signature, Place and Date of Signing:



/s/ Steve Tarrab            New York, NY                    November 14, 2008
-------------------     ---------------------           ------------------------
  [Signature]              [City, State]                           [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    642,466

                                                                FORM 13F INFORMATION TABLE
                                                            VALUE     SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS  CUSIP       x($1000)  PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE     SHARED   NONE
--------------                  --------------  -----       --------  -------  --------------------------   ----     ------   ----
ABERCROMBIE & FITCH CO          CL A            002896207   23,520     596,200 SH                 SOLE      596,200    0       0
AMERICAN APPAREL INC            COM             023850100    7,575     923,806 SH                 SOLE      923,806    0       0
BURGER KING HLDGS INC           COM             121208201   27,156   1,105,706 SH                 SOLE    1,105,706    0       0
CASH AMER INTL INC              COM             14754D100   22,341     619,894 SH                 SOLE      619,894    0       0
CHILDRENS PL RETAIL STORES I    COM             168905107   24,975     748,879 SH                 SOLE      748,879    0       0
COPART INC                      COM             217204106    1,752      46,100 SH                 SOLE       46,100    0       0
CVS CAREMARK CORPORATION        COM             126650100   22,369     664,547 SH                 SOLE      664,547    0       0
DECKERS OUTDOOR CORP            COM             243537107   25,208     242,197 SH                 SOLE      242,197    0       0
DOLLAR TREE INC                 COM             256746108   22,459     617,692 SH                 SOLE      617,692    0       0
EXPRESS SCRIPTS INC             COM             302182100   23,766     321,949 SH                 SOLE      321,949    0       0
FINISH LINE INC                 CL A            317923100   13,475   1,348,850 SH                 SOLE    1,348,850    0       0
FOSSIL INC                      COM             349882100   22,710     804,451 SH                 SOLE      804,451    0       0
GAMESTOP CORP NEW               CL A            36467W109   20,232     591,400 SH                 SOLE      591,400    0       0
GENESCO INC                     COM             371532102   17,310     517,021 SH                 SOLE      517,021    0       0
GREEN MTN COFFEE ROASTERS IN    COM             393122106   30,263     769,273 SH                 SOLE      769,273    0       0
GYMBOREE CORP                   COM             403777105   21,957     618,517 SH                 SOLE      618,517    0       0
HASBRO INC                      COM             418056107   24,540     706,800 SH                 SOLE      706,800    0       0
HERBALIFE LTD                   COM USD SHS     G4412G101   20,760     525,300 SH                 SOLE      525,300    0       0
KROGER CO                       COM             501044101   23,366     850,297 SH                 SOLE      850,297    0       0
LKQ CORP                        COM             501889208   16,494     971,959 SH                 SOLE      971,959    0       0
MCDONALDS CORP                  COM             580135101   23,205     376,100 SH                 SOLE      376,100    0       0
MEDCO HEALTH SOLUTIONS INC      COM             58405U102   25,182     559,600 SH                 SOLE      559,600    0       0
MSC INDL DIRECT INC             CL A            553530106   18,150     393,965 SH                 SOLE      393,965    0       0
NIKE INC                        CL B            654106103   25,549     381,900 SH                 SOLE      381,900    0       0
PAPA JOHNS INTL INC             COM             698813102   12,730     468,700 SH                 SOLE      468,700    0       0
RADIOSHACK CORP                 COM             750438103   23,961   1,386,616 SH                 SOLE    1,386,616    0       0
SALLY BEAUTY HLDGS INC          COM             79546E104   20,796   2,418,102 SH                 SOLE    2,418,102    0       0
URBAN OUTFITTERS INC            COM             917047102   22,861     717,325 SH                 SOLE      717,325    0       0
WAL MART STORES INC             COM             931142103   11,804     197,100 SH                 SOLE      197,100    0       0
WARNACO GROUP INC               COM NEW         934390402   25,006     552,140 SH                 SOLE      552,140    0       0
YUM BRANDS INC                  COM             988498101   20,994     643,800 SH                 SOLE      643,800    0       0